Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO– M. Murray(1)	Compensation Actually Paid to PEO– M. Murray(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3)	Net Income (Loss)
2025	$2,257,423	$2,850,268	$736,371	$927,888	$188.71	$2,549,249
2024	$2,390,838	$2,491,558	$516,011	$427,512	$33.25	$(43,877,896)
2023	$1,042,357	$1,651,367	$602,068	$684,290	$49.63	$(19,748,219)

Named Executive Officers, Footnote [Text Block]

(1)	Mr. Murray was PEO for fiscal years 2025, 2024 and 2023. The Non-PEO NEOs presented for fiscal year 2025 consists of Mr. Manz commencing with his employment on September 2, 2025, Mr. Sneider through September 1, 2025 (termination of position Chief Financial Officer and Treasurer) and Mr. Baker. The Non-PEO NEOs presented for fiscal years 2024 and 2023 consists of Mr. Sneider and Mr. Baker.

(2)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)

The cumulative total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 27, 2025, December 28, 2024, and December 30, 2023. The Company did not pay dividends in the periods presented.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO (Michael Murray)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Michael Murray)
2025	$2,257,423	$(1,176,682)	$1,769,527	$2,850,268
2024	$2,390,838	$(1,007,880)	$1,108,600	$2,491,558
2023	$1,042,357	$(431,999)	$1,041,010	$1,651,367

(a)	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,161,195	$(637,201)	$-	$245,533	$—	$—	$1,769,527
2024	$1,668,000	$(328,533)	$-	$(220,392)	$(10,475)	$—	$1,108,600
2023	$428,190	$505,600	$56,020	$51,200	$-	$—	$1,041,010

Non-PEO NEO Average Total Compensation Amount	[1]	$ 736,371	$ 516,011	$ 602,068
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 927,888	427,512	684,290
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Value of Equity Awards	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2025	$736,371	$(470,229)	$661,746	$927,888
2024	$516,011	$(159,873)	$71,375	$427,513
2023	$602,068	$(255,140)	$337,362	$684,290

(a)	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non-PEO NEOs.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$624,275	$43,700	$-	$24,921	$(31,150)	$—	$661,746
2024	$164,090	$(27,840)	$-	$(57,187)	$(7,688)	$—	$71,375
2023	$260,026	$37,130	$45,538	$9,920	$(15,252)	$—	$337,362

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the two most recently completed fiscal years.

Total Shareholder Return Amount	[3]	$ 188.71	33.25	49.63
Net Income (Loss) Attributable to Parent		$ 2,549,249	$ (43,877,896)	$ (19,748,219)
PEO Name		Mr. Murray	Mr. Murray	Mr. Murray
M.Murray
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 2,257,423	$ 2,390,838	$ 1,042,357
PEO Actually Paid Compensation Amount	[1],[2]	2,850,268	2,491,558	1,651,367
M Murray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,257,423	2,390,838	1,042,357
PEO Actually Paid Compensation Amount		2,850,268	2,491,558	1,651,367
Adjustment to Compensation Amount	[4]	1,769,527	1,108,600	1,041,010
M Murray [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(1,176,682)	(1,007,880)	(431,999)
M Murray [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,161,195	1,668,000	428,190
M Murray [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(637,201)	(328,533)	505,600
M Murray [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				56,020
M Murray [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		245,533	(220,392)	51,200
M Murray [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,475)
M Murray [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[6]	736,371	516,011	602,068
Non-PEO NEO Average Compensation Actually Paid Amount	[7]	927,888	427,513	684,290
Adjustment to Compensation Amount	[7]	661,746	71,375	337,362
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(470,229)	(159,873)	(255,140)
Non-PEO NEO [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		624,275	164,090	260,026
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		43,700	(27,840)	37,130
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				45,538
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,921	(57,187)	9,920
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(31,150)	(7,688)	(15,252)
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Mr. Murray was PEO for fiscal years 2025, 2024 and 2023. The Non-PEO NEOs presented for fiscal year 2025 consists of Mr. Manz commencing with his employment on September 2, 2025, Mr. Sneider through September 1, 2025 (termination of position Chief Financial Officer and Treasurer) and Mr. Baker. The Non-PEO NEOs presented for fiscal years 2024 and 2023 consists of Mr. Sneider and Mr. Baker.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	The cumulative total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 27, 2025, December 28, 2024, and December 30, 2023. The Company did not pay dividends in the periods presented.
[4]	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[5]	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[6]	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non-PEO NEOs.
[7]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: